Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted Net Assets (Details) [Line Items]
Annual least percentage	10.00%	10.00%
Annual net profit percentage	50.00%	50.00%
Paid-in capital	¥ 383,980	$ 55,672	¥ 371,547
PRC [Member]
Restricted Net Assets (Details) [Line Items]
Annual least percentage	10.00%	10.00%
Annual net profit percentage	50.00%	50.00%